Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited) (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor
Standardized measure of discounted future net cash flows related to interest in proved reserves
Future cash inflows	$ 1,420,166	$ 1,267,735	$ 1,497,384	$ 1,039,219
Future costs:
Future development costs	(151,487)	(149,274)	(157,048)	(40,659)
Future production costs	(442,491)	(435,200)	(467,401)	(354,350)
Future net cash flows	826,188	683,261	872,935	644,210
10% discount to reflect timing of cash flows	(435,174)	(358,020)	(454,253)	(295,812)
Standardized measure of discounted future net cash flows	391,014	325,241	418,682	348,398
Principal changes in the standardized measure of discounted future net cash flows attributable to proved reserves
Beginning of period	400,988	391,014	348,398	192,948
Purchase of reserves in place				76,007
Sales of reserves in place			(676)	(535)
Extensions and discoveries, net of future development costs		19,380	120,120	46,947
Revisions of quantity estimates		(20,132)	17,326	23,467
Changes in future development costs, net		(871)	1,125	(5,148)
Development costs incurred that reduce future development costs		12,364	4,331	4,013
Net changes in prices		(41,311)	15,374	77,696
Oil, natural gas and NGL sales, net of production costs	(9,974)	(60,737)	(96,585)	(82,382)
Changes in timing and other		(13,567)	(25,571)	(3,910)
Accretion of discount		39,101	34,840	19,295
End of period	$ 391,014	$ 325,241	$ 418,682	$ 348,398